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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2007

           Check here if Amendment  [_];   Amendment Number: ______

            This Amendment (Check only one.): [_] is a restatement.
                        [_]  adds new holdings entries.

          Institutional Investment Manager Filing this Report:

                     Name: Trent Capital Management, Inc.
                        Address: 3150 North Elm Street
                                   Suite 204
                             Greensboro, NC 27408

                        Form 13F File Number: 28-04919

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name: David Labiak
   Title: Chief Financial Officer
   Phone: (336) 282-9302

Signature, Place, and Date of Signing:

                                 Greensboro,
     /s/ David Labiak           North Carolina             May 18, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included       None

Managers:

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: 89,411

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
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                                                                                              Voting Authority
                               Title of           Value in                Investment  Other   ----------------
Name of Issuer                  Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole    Shared  None
--------------                 -------- --------- -------- ------- ------ ---------- -------- -------  ------  ----
Nokia.........................   COM    654902204   5353   233,541   SH      Sole             233,541
Caterpillar...................   COM    149123101   4768    71,125   SH      Sole              71,125
American Express..............   COM    025816109   4573    81,080   SH      Sole              81,080
Bed Bath & Beyond.............   COM    075896100   4552   113,325   SH      Sole             113,325
Illinois Tool Works...........   COM    452308109   4302    83,370   SH      Sole              83,370
Procter & Gamble..............   COM    742718109   4253    67,330   SH      Sole              67,330
Cardinal Health...............   COM    14149Y108   4184    57,348   SH      Sole              57,348
Bank of America...............   COM    060505104   4149    81,330   SH      Sole              81,330
3M............................   COM    88579Y101   4066    53,200   SH      Sole              53,200
Pepsico.......................   COM    713448108   3927    61,790   SH      Sole              61,790
Berkshire Hathaway............   COM    084670207   3917     1,076   SH      Sole               1,076
Harley-Davidson...............   COM    412822108   3831    65,200   SH      Sole              65,200
Omnicom Group.................   COM    681919106   3795    37,065   SH      Sole              37,065
Estee Lauder..................   COM    518439104   3779    77,350   SH      Sole              77,350
Johnson & Johnson.............   COM    478160104   3661    60,746   SH      Sole              60,746
First Data....................   COM    319963104   3101   115,265   SH      Sole             115,265
Western Union.................   COM    959802109   2498   113,785   SH      Sole             113,785
AllianceBernstein.............   COM    01881G106   1736    19,615   SH      Sole              19,615
American Capital..............   COM    01855A101   1545    34,860   SH      Sole              34,860
First Industrial Realty.......   COM    313400301   1472    32,503   SH      Sole              32,503
Liberty Property Trust........   COM    531172104   1454    29,848   SH      Sole              29,848
Senior Housing................   COM    81721M109   1262    52,790   SH      Sole              52,790
Lloyds TSB Group..............   COM    539439109   1215    27,320   SH      Sole              27,320
CapitalSource.................   COM    14055X102   1184    47,110   SH      Sole              47,110
Enterprise Products...........   COM    293792107   1149    36,130   SH      Sole              36,130
Hospitality Properties........   COM    44106M102    913    19,502   SH      Sole              19,502
Valero........................   COM    91913W104    898    13,485   SH      Sole              13,485
Teppco Partners...............   COM    872384102    779    17,555   SH      Sole              17,555
MCG Capital...................   COM    58047P107    619    33,010   SH      Sole              33,010
Anthracite Capital............   COM     37023108    611    50,915   SH      Sole              50,915
Ares Capital..................   COM    04010L103    607    33,425   SH      Sole              33,425
Progress Energy...............   COM    743263105    547    10,854   SH      Sole              10,854
Plains All American...........   COM    726503105    527     9,150   SH      Sole               9,150
American Home Mtg.............   COM    02660R107    517    19,170   SH      Sole              19,170
PNC Financial.................   COM    693475105    495     6,882   SH      Sole               6,882
Boston Properties.............   COM    101121101    426     3,626   SH      Sole               3,626
Pfizer Inc....................   COM    717081103    355    14,057   SH      Sole              14,057
Prologis Trust................   COM    743410102    354     5,445   SH      Sole               5,445
General Elec Co...............   COM    369604103    349     9,875   SH      Sole               9,875
Regions Financial.............   COM    7591EP100    337     9,540   SH      Sole               9,540
W.P. Stewart..................   COM    G84922106    314    31,165   SH      Sole              31,165
Archstone Smith...............   COM     39583109    287     5,290   SH      Sole               5,290
Fannie Mae....................   COM    313586109    271     4,958   SH      Sole               4,958
General Growth................   COM    370021107    252     3,900   SH      Sole               3,900
Home Depot....................   COM    437076102    229     6,239   SH      Sole               6,239
Pharmanetics..................   COM    71713J107   0.08    12,520   SH      Sole              12,520
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